Basis of Accounting: Research, Development, and Computer Software, Policy (Policies)	6 Months Ended
Feb. 28, 2017
Policies
Research, Development, and Computer Software, Policy

Research and development costs

The Company expenses costs of research and development cost as incurred. The costs for the three months ended February 28, 2017, and three months ended February 29, 2016, were $79,494 and $51,806 respectively. The costs for the six months ended February 28, 2017, and February 29, 2016, were $151,428 and $192,596 respectively.